Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (3,114,860)	$ (6,177,438)	$ 376,116
Share-based compensation expense	11,975,159	3,405,084	2,850,352
Depreciation of property and equipment	4,461,528	1,867,734	922,351
Changes in assets and liabilities, net of effects of businesses acquired:
Accounts receivable	(9,788,503)	(4,807,207)	(5,614,028)
Prepayments and other current assets	(5,140,608)	206,559	47,809
Deferred tax assets	378,008	(336,463)	(358,071)
Other non-current assets	(691,093)	(135,120)	(338,478)
Accounts payable	1,753,706	1,121,563	806,508
Advances from customers	334,578	302,655	292,655
Taxes payable	(450,594)	1,214,926	(1,134,236)
Accrued expenses and other liabilities	6,846,963	4,044,130	2,685,123
Net cash generated from operating activities	6,564,284	706,423	536,101
Cash flows from investing activities:
Purchase of short-term investments	(522,729,746)	(97,558,282)	(1,511,800)
Proceeds from sale and maturity of short-term investments	0	99,007,872	0
Purchase of property and equipment	(12,879,553)	(4,802,253)	(2,260,791)
Cash received from an acquisition	556,361	0	0
Net cash and cash equivalents used in investing activities	(535,052,938)	(3,352,663)	(3,772,591)
Cash flows from financing activities:
Repurchase of ordinary shares	0	0	(784,799)
Proceeds from the initial public offering and concurrent private placement, net of underwriter discounts and commissions and other offering costs paid	483,628,037	0	0
Proceeds from exercise of stock options	10,000	0	0
Net cash and cash equivalents used in financing activities	533,638,039	0	65,771,809
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	465,068	(268,646)	(555,985)
Net increase (decrease) in cash, cash equivalents and restricted cash	5,614,453	(2,914,886)	61,979,334
Cash, cash equivalents and restricted cash at beginning of year	105,683,153	108,598,039	46,618,705
Cash, cash equivalents and restricted cash at end of year	111,297,606	105,683,153	108,598,039
Supplemental disclosure of cash flow information:
Income taxes paid	742,049	411,068	421,560
Non-cash financing and investing activities:
Accretion to redemption value of convertible redeemable preferred shares	193,465,743	50,714,953	33,234,811
Payables for property and equipment	2,292,922	613,463	366,503
Consideration payable for the acquisition	3,150,001	0	0
Proceeds receivable from exercise of employees’ share options	611,745	0	0
Deposits utilized for employees’ share option exercises	(338,718)	0	0
Series C Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Series C and C+ convertible redeemable preferred shares, net of issuances costs	0	0	66,556,608
Series C+ Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Series C and C+ convertible redeemable preferred shares, net of issuances costs	$ 50,000,002	$ 0	$ 0